Quarterly Report
January 31, 2021
MFS®  Special Value Trust
MFV-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 57.2%
Aerospace – 1.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$106,000	$99,242
Bombardier, Inc., 7.875%, 4/15/2027 (n)	45,000	42,162
Moog, Inc., 4.25%, 12/15/2027 (n)	85,000	88,188
TransDigm, Inc., 6.5%, 7/15/2024	70,000	71,239
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	73,825
TransDigm, Inc., 6.375%, 6/15/2026	40,000	41,300
TransDigm, Inc., 5.5%, 11/15/2027	45,000	46,429
TransDigm, Inc., 4.625%, 1/15/2029 (n)	41,000	40,693
		$503,078
Automotive – 1.2%
Adient U.S. LLC, 7%, 5/15/2026 (n)	$55,000	$59,855
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	40,000	44,091
Dana, Inc., 5.5%, 12/15/2024	5,000	5,097
Dana, Inc., 5.375%, 11/15/2027	46,000	48,300
Dana, Inc., 5.625%, 6/15/2028	15,000	15,994
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	85,000	89,258
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	45,000	46,181
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	80,000	84,720
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	30,000	32,959
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	30,000	30,777
		$457,232
Broadcasting – 1.6%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$30,000	$31,275
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	30,000	30,375
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	35,000	37,286
iHeartCommunications, Inc., 8.375%, 5/01/2027	45,000	47,998
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	15,000	15,656
Netflix, Inc., 5.875%, 2/15/2025	90,000	105,225
Netflix, Inc., 3.625%, 6/15/2025 (n)	45,000	48,881
Netflix, Inc., 5.875%, 11/15/2028	75,000	94,125
Netflix, Inc., 5.375%, 11/15/2029 (n)	15,000	18,713
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	80,000	84,917
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	110,000	112,200
		$626,651
Brokerage & Asset Managers – 0.3%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$110,000	$114,813
Building – 2.3%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$70,000	$72,537
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	90,000	92,812
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	30,000	30,525
Core & Main LP, 6.125%, 8/15/2025 (n)	37,000	37,833
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	55,000	57,475
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	15,000	15,675
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	39,000	39,951
Interface, Inc., 5.5%, 12/01/2028 (n)	50,000	52,875
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	35,000	35,427
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	72,100
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	35,000	38,938
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	30,000	29,813
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	71,012
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	50,000	52,625
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	50,000	52,540

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$66,000	$70,042
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		30,000	29,625
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		40,000	41,416
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)		20,000	20,225
			$913,446
Business Services – 1.1%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$75,000	$76,875
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		30,000	31,088
CDK Global, Inc., 4.875%, 6/01/2027		85,000	89,356
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		25,000	26,313
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		30,000	31,875
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		55,000	57,624
Switch, Ltd., 3.75%, 9/15/2028 (n)		49,000	50,036
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		55,000	59,328
			$422,495
Cable TV – 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$200,000	$206,360
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		120,000	124,710
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		165,000	175,514
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		50,000	52,656
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		200,000	210,940
DISH DBS Corp., 5.875%, 11/15/2024		65,000	67,358
DISH DBS Corp., 7.75%, 7/01/2026		65,000	71,012
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		60,000	41,700
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)		30,000	21,750
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		100,000	103,396
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		45,000	49,064
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	211,600
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		65,000	68,840
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	27,438
Videotron Ltd., 5.125%, 4/15/2027 (n)		125,000	132,262
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	208,582
			$1,773,182
Chemicals – 1.0%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$157,350
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		50,000	50,341
Ingevity Corp., 3.875%, 11/01/2028 (n)		64,000	64,167
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	126,913
			$398,771
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$95,000	$98,800
CrowdStrike Holdings, Inc., 3%, 2/15/2029		24,000	24,285
PTC, Inc., 3.625%, 2/15/2025 (n)		65,000	66,625
PTC, Inc., 4%, 2/15/2028 (n)		35,000	36,400
			$226,110
Computer Software - Systems – 1.0%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		$20,000	$20,500
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		30,000	29,550
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		130,000	146,900
Fair Isaac Corp., 4%, 6/15/2028 (n)		7,000	7,219
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	70,802
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		95,000	100,720
			$375,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$90,000	$94,950
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	110,000	113,754
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	23,000	24,035
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	70,000	75,002
EnerSys, 5%, 4/30/2023 (n)	100,000	105,125
EnerSys, 4.375%, 12/15/2027 (n)	20,000	21,281
Gates Global LLC, 6.25%, 1/15/2026 (n)	75,000	78,750
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	40,000	44,900
Griffon Corp., 5.75%, 3/01/2028	75,000	79,313
MTS Systems Corp., 5.75%, 8/15/2027 (n)	45,000	48,879
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	65,000	70,824
TriMas Corp., 4.875%, 10/15/2025 (n)	150,000	152,813
		$909,626
Construction – 1.2%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$47,507
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	31,575
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	57,062
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	65,000	66,625
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	20,000	22,594
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	20,000	22,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	60,000	67,650
Toll Brothers Finance Corp., 4.35%, 2/15/2028	70,000	77,700
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	74,000	76,960
		$469,673
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$70,000	$66,150
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	50,000	51,125
Mattel, Inc., 6.75%, 12/31/2025 (n)	50,000	52,515
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	43,007
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	55,000	58,488
		$271,285
Consumer Services – 1.3%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$21,424
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	55,000	59,950
ANGI Group LLC, 3.875%, 8/15/2028 (n)	50,000	49,813
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	25,000	25,625
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	55,000	58,712
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	20,300
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	44,000	48,290
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,850
Match Group, Inc., 4.625%, 6/01/2028 (n)	65,000	68,369
Realogy Group LLC, 9.375%, 4/01/2027 (n)	70,000	77,773
Realogy Group LLC, 5.75%, 1/15/2029 (n)	20,000	20,425
		$524,531
Containers – 1.9%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$209,000
Berry Global, Inc., 4.875%, 7/15/2026 (n)	40,000	42,733
Berry Global, Inc., 5.625%, 7/15/2027 (n)	30,000	31,913
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	108,270
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,474
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	60,000	60,975
Greif, Inc., 6.5%, 3/01/2027 (n)	40,000	42,650
Reynolds Group, 4%, 10/15/2027 (n)	75,000	75,446
Silgan Holdings, Inc., 4.75%, 3/15/2025	70,000	71,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Silgan Holdings, Inc., 4.125%, 2/01/2028	$54,000	$56,025
		$739,623
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$44,000	$44,880
CommScope Technologies LLC, 5%, 3/15/2027 (n)	60,000	59,475
		$104,355
Electronics – 0.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$15,000	$15,300
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	35,000	38,719
Entegris, Inc., 4.625%, 2/10/2026 (n)	85,000	88,028
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	31,650
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	50,000	55,375
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	104,737
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	20,000	21,525
		$355,334
Emerging Market Quasi-Sovereign – 0.3%
Petroleos Mexicanos, 6.49%, 1/23/2027	$100,000	$102,875
Emerging Market Sovereign – 1.7%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$216,868
Government of Ukraine, 7.75%, 9/01/2024	100,000	110,319
Republic of Ecuador, 0%, 7/31/2030 (n)	8,116	3,490
Republic of Ecuador, 0.5%, 7/31/2030 (n)	37,800	20,128
Republic of Ecuador, 0.5%, 7/31/2035 (n)	99,060	45,072
Republic of Ecuador, 0.5%, 7/31/2040 (n)	45,400	19,749
Republic of Turkey, 5.75%, 3/22/2024	200,000	210,600
Republic of Venezuela, 7%, 3/31/2038 (d)	203,000	18,778
		$645,004
Energy - Independent – 1.8%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$0
Apache Corp., 4.875%, 11/15/2027	20,000	20,550
Apache Corp., 4.375%, 10/15/2028	80,000	80,000
CNX Resources Corp., 6%, 1/15/2029 (n)	40,000	41,338
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	45,000	44,887
EQT Corp., 5%, 1/15/2029	23,000	25,012
Laredo Petroleum, Inc., 10.125%, 1/15/2028	35,000	30,450
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	107,000	120,384
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	50,000	51,950
Murphy Oil Corp., 6.875%, 8/15/2024	30,000	29,325
Newfield Exploration Co., 5.375%, 1/01/2026	25,000	27,299
Occidental Petroleum Corp., 5.875%, 9/01/2025	50,000	52,725
Occidental Petroleum Corp., 5.5%, 12/01/2025	30,000	31,350
Ovintiv, Inc., 6.5%, 8/15/2034	15,000	18,382
Range Resources Corp., 9.25%, 2/01/2026	20,000	21,796
Range Resources Corp., 8.25%, 1/15/2029 (n)	20,000	21,000
Southwestern Energy Co., 6.45%, 1/23/2025	34,900	36,580
Southwestern Energy Co., 7.5%, 4/01/2026	42,900	44,822
Southwestern Energy Co., 7.75%, 10/01/2027	10,000	10,600
		$708,450
Entertainment – 1.0%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$25,000	$26,438
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	20,000	20,800
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	35,000	35,087
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	71,000	72,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	$25,000	$22,125
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	30,000	34,650
NCL Corp. Ltd. , 5.875%, 3/15/2026 (n)	35,000	34,650
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	30,000	33,825
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	70,000	69,475
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	25,000	26,937
		$376,851
Financial Institutions – 1.6%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$55,000	$59,266
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	44,098
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	70,000	71,925
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	40,000	42,388
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	149,220	133,552
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	45,000	47,587
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030 (n)	15,000	15,563
OneMain Finance Corp., 6.875%, 3/15/2025	45,000	51,637
OneMain Finance Corp., 8.875%, 6/01/2025	30,000	33,483
OneMain Finance Corp., 7.125%, 3/15/2026	30,000	35,100
OneMain Finance Corp., 5.375%, 11/15/2029	25,000	27,500
OneMain Finance Corp., 4%, 9/15/2030	20,000	20,175
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	45,000	49,374
		$631,648
Food & Beverages – 1.8%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$95,760
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	120,000	132,450
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	35,000	39,725
Kraft Heinz Foods Co., 4.375%, 6/01/2046	95,000	100,912
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	100,000	104,180
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	11,000	12,179
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	68,638
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	45,000	47,756
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	45,000	46,867
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	55,000	55,206
		$703,673
Gaming & Lodging – 3.2%
Boyd Gaming Corp., 6.375%, 4/01/2026	$25,000	$25,868
Boyd Gaming Corp., 4.75%, 12/01/2027	45,000	46,294
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	60,000	59,882
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	50,000	53,000
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	30,000	31,327
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	45,000	47,229
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	50,000	54,875
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	65,000	67,385
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	65,000	66,017
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	46,000	45,556
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	60,000	63,600
MGM Growth Properties LLC, 5.75%, 2/01/2027	25,000	28,111
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	42,000	42,709
MGM Resorts International, 6.75%, 5/01/2025	60,000	64,238
MGM Resorts International, 5.5%, 4/15/2027	35,000	37,904
Scientific Games Corp., 8.25%, 3/15/2026 (n)	35,000	37,008
Scientific Games International, Inc., 7%, 5/15/2028 (n)	30,000	31,800
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	60,000	62,061
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	70,000	71,050
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	13,000	13,179
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	100,000	102,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	$115,000	$118,737
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	36,127
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	25,000	25,813
		$1,232,145
Industrial – 0.3%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$64,000	$63,719
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	60,000	61,800
		$125,519
Insurance - Property & Casualty – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$50,000	$51,437
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	80,000	84,600
AssuredPartners, Inc., 7%, 8/15/2025 (n)	20,000	20,600
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	20,000	20,300
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	20,000	21,550
Hub International Ltd., 7%, 5/01/2026 (n)	70,000	72,633
		$271,120
Machinery & Tools – 0.1%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$51,000	$53,933
Medical & Health Technology & Services – 3.5%
Acadia Healthcare Co., Inc., 5%, 4/15/2029 (n)	$50,000	$52,625
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	30,000	30,713
Akumin, Inc., 7%, 11/01/2025 (n)	40,000	42,000
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	90,000	94,743
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	40,000	43,800
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	95,000	100,006
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	10,000	10,888
DaVita, Inc., 4.625%, 6/01/2030 (n)	37,000	38,894
DaVita, Inc., 3.75%, 2/15/2031 (n)	45,000	44,634
Encompass Health Corp., 5.75%, 9/15/2025	40,000	41,250
HCA, Inc., 5.375%, 2/01/2025	155,000	174,025
HCA, Inc., 5.875%, 2/15/2026	95,000	108,656
HCA, Inc., 5.625%, 9/01/2028	20,000	23,423
HCA, Inc., 3.5%, 9/01/2030	55,000	57,017
HealthSouth Corp., 5.125%, 3/15/2023	90,000	90,225
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	45,000	46,687
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	210,576
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	25,000	25,469
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	15,000	15,113
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	80,000	87,234
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	44,000	43,945
		$1,381,923
Medical Equipment – 0.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$88,294
Teleflex, Inc., 4.875%, 6/01/2026	30,000	31,050
Teleflex, Inc., 4.625%, 11/15/2027	85,000	89,935
		$209,279
Metals & Mining – 2.2%
Arconic Corp., 6%, 5/15/2025 (n)	$55,000	$59,147
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	75,000	81,281
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	40,000	43,163
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	69,712
Freeport-McMoRan, Inc., 5%, 9/01/2027	60,000	63,900
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	35,000	37,089

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	$60,000	$66,900
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	49,000	49,613
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	65,000	66,300
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	83,000	85,616
Novelis Corp., 5.875%, 9/30/2026 (n)	95,000	99,512
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	35,000	35,788
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	86,275
		$844,296
Midstream – 2.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$135,000	$138,544
Cheniere Energy Partners LP, 4.5%, 10/01/2029	27,000	28,945
EnLink Midstream Partners LP, 4.85%, 7/15/2026	40,000	38,842
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	44,000	43,917
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	15,691
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	15,000	16,202
EQM Midstream Partners LP, 5.5%, 7/15/2028	120,000	124,289
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	29,040
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	15,000	14,100
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	53,900	48,313
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	5,000	4,750
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	75,000	76,783
NuStar Logistics, LP, 5.75%, 10/01/2025	63,000	66,307
Peru LNG, 5.375%, 3/22/2030	200,000	179,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	65,000	67,175
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	40,000	44,150
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	25,000	26,187
Western Midstream Operating LP, 5.3%, 2/01/2030	85,000	93,500
Western Midstream Operation LP, 4.65%, 7/01/2026	35,000	36,750
		$1,093,235
Network & Telecom – 0.2%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$60,000	$62,410
Oil Services – 0.6%
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	$30,000	$4,462
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	30,000	21,300
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	189,264	205,967
		$231,729
Oils – 0.1%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$45,000	$29,863
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	40,000	23,209
		$53,072
Other Banks & Diversified Financials – 0.6%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$224,000
Personal Computers & Peripherals – 0.2%
NCR Corp., 5%, 10/01/2028 (n)	$65,000	$66,788
Pharmaceuticals – 1.1%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$180,000	$184,446
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	45,000	46,364
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	15,000	15,355
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	65,000	66,725
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	61,000	64,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	$35,000	$37,645
		$415,347
Pollution Control – 0.5%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$20,000	$20,400
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	30,000	33,254
GFL Environmental, Inc., 4%, 8/01/2028 (n)	35,000	34,666
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	40,000	39,500
Stericycle, Inc., 3.875%, 1/15/2029 (n)	55,000	56,567
		$184,387
Precious Metals & Minerals – 0.1%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$51,235
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$157,688
Meredith Corp., 6.875%, 2/01/2026	35,000	35,390
		$193,078
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$58,000	$62,205
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$55,000	$56,856
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	55,000	58,036
		$114,892
Real Estate - Other – 0.3%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$60,000	$62,850
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	51,000	52,020
		$114,870
Restaurants – 0.2%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$75,000	$75,173
Retailers – 0.3%
L Brands, Inc., 5.25%, 2/01/2028	$105,000	$110,911
L Brands, Inc., 6.625%, 10/01/2030 (n)	25,000	28,125
		$139,036
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$70,000	$73,500
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$69,000	$70,639
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	57,038
PetSmart, Inc., 7.125%, 3/15/2023 (n)	50,000	50,225
PetSmart, Inc., 8.875%, 6/01/2025 (n)	20,000	20,881
		$198,783
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$7,000	$7,236
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	85,000	89,077
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	10,000	10,787
		$107,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 3.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$209,602
Altice France S.A., 6%, 2/15/2028 (n)	200,000	201,500
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	208,000
SBA Communications Corp., 4.875%, 9/01/2024	75,000	76,996
SBA Communications Corp., 3.875%, 2/15/2027	55,000	57,435
SBA Communications Corp., 3.125%, 2/01/2029 (n)	45,000	45,028
Sprint Capital Corp., 6.875%, 11/15/2028	95,000	122,211
Sprint Corp., 7.125%, 6/15/2024	25,000	29,151
Sprint Corp., 7.625%, 3/01/2026	155,000	191,037
T-Mobile USA, Inc., 6.5%, 1/15/2026	25,000	25,785
T-Mobile USA, Inc., 2.25%, 2/15/2026	35,000	35,350
T-Mobile USA, Inc., 5.375%, 4/15/2027	115,000	122,523
T-Mobile USA, Inc., 2.625%, 2/15/2029	48,000	48,250
		$1,372,868
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$30,000	$32,109
Vector Group Ltd., 5.75%, 2/01/2029 (n)	55,000	56,789
		$88,898
Utilities - Cogeneration – 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,500
Utilities - Electric Power – 1.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$222,220
Calpine Corp., 4.5%, 2/15/2028 (n)	35,000	36,006
Clearway Energy Operating LLC, 5.75%, 10/15/2025	145,000	152,431
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	32,291
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	10,000	10,680
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	38,850
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	36,000	38,164
PG&E Corp., 5%, 7/01/2028	65,000	70,133
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	40,000	41,000
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	80,000	88,800
		$730,575
Total Bonds		$22,228,293
Common Stocks – 39.1%
Aerospace – 2.8%
Honeywell International, Inc.	2,979	$582,007
Northrop Grumman Corp.	1,790	513,032
		$1,095,039
Brokerage & Asset Managers – 3.2%
BlackRock, Inc.	769	$539,269
NASDAQ, Inc.	5,207	704,351
		$1,243,620
Business Services – 3.8%
Accenture PLC, “A”	2,027	$490,372
Equifax, Inc.	2,273	402,571
Fiserv, Inc. (a)	5,552	570,135
		$1,463,078
Cable TV – 1.9%
Comcast Corp., “A”	15,239	$755,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
ICA Tenedora, S.A. de C.V. (a)	10,542	$22,340
Sherwin-Williams Co.	799	552,748
		$575,088
Electronics – 1.9%
Texas Instruments, Inc.	4,457	$738,480
Food & Beverages – 1.6%
Nestle S.A., ADR	5,481	$615,516
Health Maintenance Organizations – 1.5%
Cigna Corp.	2,772	$601,663
Insurance – 3.6%
Aon PLC	2,384	$484,190
Chubb Ltd.	3,344	487,121
Marsh & McLennan Cos., Inc.	3,772	414,581
		$1,385,892
Machinery & Tools – 1.7%
Illinois Tool Works, Inc.	3,362	$652,934
Major Banks – 1.9%
JPMorgan Chase & Co.	5,818	$748,602
Medical Equipment – 3.7%
Medtronic PLC	5,134	$571,568
Thermo Fisher Scientific, Inc.	1,687	859,864
		$1,431,432
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	60	$16,951
Other Banks & Diversified Financials – 2.7%
Citigroup, Inc.	10,632	$616,550
U.S. Bancorp	10,065	431,285
		$1,047,835
Pharmaceuticals – 1.7%
Johnson & Johnson	4,190	$683,515
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$452,244
Utilities - Electric Power – 4.4%
Dominion Energy, Inc.	5,030	$366,637
Duke Energy Corp.	7,138	670,972
Southern Co.	11,235	661,966
		$1,699,575
Total Common Stocks		$15,206,861
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.894%, 9/18/2026	$18,118	$18,132
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.627%, 4/15/2027	$20,790	$20,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.004%, 6/01/2024	$17,239	$17,175
Element Solutions, Inc., Term Loan B1, 2.12%, 1/31/2026	20,738	20,668
		$37,843
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.87%, 4/16/2025	$20,729	$20,620
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.87%, 8/12/2026	$20,738	$20,679
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.87%, 11/27/2025	$18,000	$17,981
Total Floating Rate Loans		$135,954
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants				$0

Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.09% (v)	1,142,959	$1,142,959

Other Assets, Less Liabilities – 0.4%		168,819
Net Assets – 100.0%		$38,882,886
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,142,959 and $37,571,108, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,135,027, representing 41.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$0
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	112,923	EUR	92,322	Citibank N.A.	4/16/2021	$703
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,552,054	$0	$16,951	$14,569,005
Switzerland	615,516	—	—	615,516
Mexico	—	22,340	—	22,340
Non - U.S. Sovereign Debt	—	747,879	—	747,879
Municipal Bonds	—	102,500	—	102,500
U.S. Corporate Bonds	—	17,478,811	—	17,478,811
Foreign Bonds	—	3,899,103	—	3,899,103
Floating Rate Loans	—	135,954	—	135,954
Mutual Funds	1,142,959	—	—	1,142,959
Total	$16,310,529	$22,386,587	$16,951	$38,714,067
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$703	$—	$703

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity
Securities
Balance as of 10/31/20	$16,951
Change in unrealized appreciation or depreciation	—
Balance as of 1/31/21	$16,951
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2021 is $0. At January 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,148,461	$2,288,706	$2,294,208	$—	$—	$1,142,959
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$350	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.